Dec. 13, 2024
WCM Quality Dividend Growth Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused Emerging Markets ex China Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Mid Cap Quality Value Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused International Opportunities Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused International Equity Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM China Quality Growth Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM SMID Quality Value Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Small Cap Growth Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM International Small Cap Growth Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused Emerging Markets Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused International Growth Fund

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.